Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Share Capital

At December 31, 2020, Cosan Limited’s share capital is composed of the following:

Shareholders	Class A common shares	%	Class B common shares	%	Total number of shares	%
Controlling group	33,625,380	23.66%	96,332,044	100.00%	129,957,424	54.50%
Renaissance Technologies LLC	5,923,094	4.17%	—	0.00%	5,923,094	2.48%
Free float	102,567,060	72.17%	—	0.00%	102,567,060	43.02%
Total of shares	142,115,534	100.00%	96,332,044	100.00%	238,447,578	100.00%

Summary of Other Comprehensive (Loss) Income

d)     Other comprehensive (loss) income

	December 31, 2019	Comprehensive (loss) income	December 31, 2020
Loss on cash flow hedge	(790,403)	(526,099)	(1,316,502)
Foreign currency translation differences	49,281	(42,767)	6,514
Actuarial loss on defined benefit plan	(180,958)	(36,813)	(217,771)
Gain on measurement of financial instrument	15,000	—	15,000
Change in fair value of financial assets	1,277	278	1,555
	(905,803)	(605,401)	(1,511,204)

Attributable to:
Owners of the Company	(805,471))	(718,556)	(1,524,027)
Non-controlling interests	(100,332))	113,155	12,823

	December 31, 2018	Comprehensive (loss) income	December 31, 2019

Loss on cash flow hedge	(533,917)	(256,486)	(790,403)
Foreign currency translation differences	21,493	27,788	49,281
Actuarial loss on defined benefit plan	(99,246)	(81,712)	(180,958)
Gain on measurement of financial instrument	15,000	—	15,000
Change in fair value of financial assets	1,085	192	1,277
	(595,585)	(310,218)	(905,803)

Attributable to:
Owners of the Company	(587,173)	(218,298)	(805,471)
Non-controlling interests	(8,412)	(91,920)	(100,332)